Revenue Recognition and Contracts with Customers - Summary of Contract Assets and Liabilities Balances (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue From Contract With Customer [Abstract]
Contract assets	$ 267,079	$ 326,667
Contract liabilities	(386,585)	(450,051)
Net contract liability	(119,506)	$ (123,384)
Change in contract assets	(59,588)
Change in contract liabilities	63,466
Change in net contract liability	$ 3,878